Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a)	Basis of Consolidation

The accompanying consolidated financial statements include the financial statements of the Company and its subsidiaries. All subsidiaries in which the Company has a controlling financial interest, typically through ownership of a majority of the voting interests, are consolidated.

Control is achieved when the Company has (i) the power to direct the activities that most significantly impact the economic performance of an entity, and (ii) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity.

All intercompany balances and transactions have been eliminated in consolidation.

Non-controlling interests represent the portion of equity in subsidiaries not attributable, directly or indirectly, to the Company, and are presented separately within equity in the consolidated balance sheets. The share of net income or loss attributable to non-controlling interests is presented separately in the consolidated statements of operations.

Historically, the Company conducted certain of its operations in the PRC through variable interest entity (VIE) arrangements, and certain subsidiaries were not wholly owned. Accordingly, non-controlling interests were recognized for the relevant periods.

On October 31, 2025, the Company completed the disposal of its STEM education business, and the related VIE structure was disposed of as part of this transaction. As a result, the Company no longer holds any variable interests in such entities and does not consolidate any VIEs for the periods presented in these consolidated financial statements.

Following the disposal and the retrospective presentation of the consolidated financial statements, all of the Company’s subsidiaries are wholly owned as of the balance sheet dates presented. Accordingly, no non-controlling interests are presented in the consolidated balance sheets.

However, the consolidated statements of operations for the periods presented include amounts attributable to non-controlling interests for the periods prior to October 31, 2025, after which no such interests exist.

The consolidated financial statements therefore reflect only the financial position and results of the Company and its subsidiaries based on equity ownership as of the reporting dates presented.

(b)	Use of estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, as well as the disclosure of contingent assets and liabilities as of the reporting date.

Accounting estimates are based on management's knowledge and experience of past and current events, as well as assumptions about future events. The Company evaluates its estimates on an ongoing basis, which serve as the basis for determining the carrying values of assets and liabilities not readily observable from other sources.

Critical accounting estimates are those for which (a) the nature of the estimate is material due to the high degree of subjectivity and judgment required to account for matters that are inherently uncertain or susceptible to change, and (b) the impact of the estimate on the Company's financial condition or results of operations is material.

Significant items subject to such estimation uncertainty include the impairment of finite-lived intangible assets and the valuation allowance for deferred tax assets. The current economic environment has further increased the inherent uncertainty surrounding these estimates and assumptions.

Actual results may differ materially from those estimates and assumptions.

(c)	Discontinued operation

A discontinued operation may include a component of an entity or a group of components of an entity, or a business or nonprofit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs: (1) the component of an entity or group of components of an entity meets the criteria to be classified as held-for-sale; (2) the component of an entity or group of components of an entity is disposed of by sale; and (3) the component of an entity or group of components of an entity is disposed of other than by sale.

For any component classified as held for sale or disposed of by sale or other than by sale that qualify for presentation as a discontinued operation in the period, the Company has reclassified certain comparative amounts in the consolidated statements of operations for the year ended December 31, 2023 to conform to the years of 2024 and 2025’s presentation. The results of discontinued operations for the year ended December 31, 2025 has been reflected separately in the consolidated statement of operations as a single line item for all periods presented in accordance with U.S. GAAP. Cash flows from discontinued operations of the three categories for the year ended December 31, 2025 was separately presented in the consolidated statements of cash flows for all periods presented in accordance with U.S. GAAP.

(d)	Foreign currency

The functional currency of VSA, MEDINTEL TECHNOLOGY INC. (“VAS US”) and EverWin Group Limited (“VAS HK”) is the USD. The functional currency of Beijing Wangwen Zhisuan Technology Co., Ltd. is RMB. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the applicable exchange rate at the balance sheet date. The resulting exchange differences are recorded in foreign currency exchange loss in the consolidated statements of operations and comprehensive loss.

Assets and liabilities of entities with functional currencies other than RMB are translated into RMB using the exchange rate on the balance sheet date. Revenues and expenses are translated into RMB at average rates prevailing during the reporting period. The resulting foreign currency translation adjustment are recorded in accumulated other comprehensive loss within shareholders’ equity.

Since the RMB is not a fully convertible currency, all foreign exchange transactions involving RMB must take place either through the People’s Bank of China (the “PBOC”) or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the PBOC.

(e)	Cash and cash equivalents

Cash and cash equivalents maintained generated from continuing operations at financial institutions consist of the following:

	December 31,
	2024	2025
	RMB	RMB
RMB denominated bank deposits with financial institutions in the PRC	—	7
US dollar denominated bank deposits with financial institutions in the PRC	364	136
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	859	57
HK dollar denominated bank deposits with financial institutions in HK SAR	5	3
RMB denominated bank deposits with a financial institution in HK SAR	17	17
US dollar denominated bank deposits with a financial institution in the U.S.	259	53,225
Total	1,504	53,445

To limit exposure to credit risk relating to bank deposits, the Company primarily places bank deposits only with large financial institutions in the PRC, HK SAR and the U.S.

(f)	Prepaid expenses and other current assets

Prepaid expenses and other current assets primarily represent prepaid deposits. Prepaid expenses and other current assets which are due over one year as of the balance sheet date are presented as other non-current assets. The Company maintains an allowance for credit losses for the part that is not expected to be recovered. In establishing the allowance, management considers the collectability of overdue employee loan upon the use of the Current Expected Credit Loss Model (“CECL Model”) in accordance with ASC Topic 326. Prepaid expenses and other current assets that are deemed to be uncollectible are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. There is a time lag between when the Company estimates a portion of or the entire account balances to be uncollectible and when a write off of the account balances is taken. The Company takes a write off of the account balances when the Company can demonstrate all means of collection on the outstanding balances have been exhausted.

(g)	Intangible assets, net

Intangible assets mainly consist of brain-computer interface software. Intangible assets with finite lives are carried at acquisition cost less accumulated amortization and impairment, if any. Finite lived intangible assets are tested for impairment if impairment indicators arise.

Amortization of intangible assets with finite lives are computed using the straight-line method over the estimated useful lives as below:

Useful lives
Brain-computer interface software	10 years

The estimated useful lives of intangible assets with finite lives are reassessed if circumstances occur that indicate the original estimated useful lives have changed.

(h)	Intangible assets Impairment

Indicators and Testing

In the fourth quarter of 2025, the Company identified impairment indicators for its brain-computer interface software due to R&D delays, regulatory challenges, and significant revenue shortfalls. Consequently, a recoverability test was performed in accordance with ASC 360-10. The test indicated that the asset group’s carrying amount was not recoverable as it exceeded the sum of its undiscounted future cash flows.

Measurement and Impact

The Company measured the impairment loss as the excess of the asset’s carrying amount over its fair value. Fair value was determined using an income approach (Level 3) based on management’s revised cash flow projections and a discount rate reflecting industry-specific risks and post-acquisition uncertainties.

As a result, an impairment loss of RMB21,019 was recognized for the year ended December 31, 2025.

(i)	Revenue recognition

The Company evaluated and recognized revenue based on the five steps set forth in ASC 606 by:

●	identifying the contract(s) with the customer;

●	identifying the performance obligations in the contract;

●	determining the transaction price;

●	allocating the transaction price to performance obligations in the contract; and

●	recognizing revenue as each performance obligation is satisfied through the transfer of a promised good or service to a customer (i.e., “transfer of control”).

These criteria as they relate to each of the following major revenue-generating activities are described below. Revenue is presented net of value-added taxes (“VAT”) at rates of 6% or 13%, and surcharges. VAT to be collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until it is paid to the tax authorities.

Net revenues from continuing operations recognized under ASC Topic 606 for the years ended December 31, 2024 and 2025 consist of the following:

	Year Ended December 31,
	2024	2025
	RMB	RMB

Brain-Computer Interface (BCI) revenue	—	1,040
Business taxes and surcharges	—	(1)
Total net revenues	—	1,039

All of the Company’s revenue is recognized at a point in time upon transfer of control of the promised goods or services to customers.

(j)	Operating leases

The Company adopted Accounting Standards Update (“ASU”) 2016-02 Leases (“ASC 842”) as of January1, 2019, using the non-comparative transition option pursuant to ASU 2018-11. Therefore, the Company has not restated comparative period financial information for the effects of ASC 842, and will not make the new required lease disclosures for comparative periods beginning before January 1, 2019. The Company elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things (i) allowed the Company to carry forward the historical lease classification; (ii) did not require the Company to reassess whether any expired or existing contracts are or contain leases; (iii) did not require the Company to reassess initial direct costs for any existing leases.

The Company identifies lease as a contract, or part of a contract, that conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. For all operating leases except for short-term leases, the Company recognizes operating right-of-use assets and operating lease liabilities. Leases with an initial term of 12 months or less are short-term lease and not recognized as right-of-use assets and lease liabilities on the consolidated balance sheet. The Company recognizes lease expense for short-term leases on a straight-line basis over the lease term. The operating lease liabilities are recognized based on the present value of the lease payments not yet paid, discounted using the Company’s incremental borrowing rate over a similar term of the lease payments at lease commencement. Some of the Company’s lease agreements contain renewal options; however, the Company do not recognize right-of-use assets or lease liabilities for renewal periods unless it is determined that the Company is reasonably certain of renewing the lease at inception or when a triggering event occurs. The right-of-use assets consist of the amount of the measurement of the lease liabilities and any prepaid lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

As of and for the year ended December 31, 2025, the Company only had short-term leases with original lease terms of 12 months or less and did not have any leases requiring recognition of right-of-use assets or lease liabilities.

(k)	Income taxes

The Company follows the asset and liability method in accounting for income taxes in accordance to ASC Topic 740 “Taxation” (“ASC 740”), Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized.

The Company adopted ASC 740 to account for uncertainty in income taxes. ASC 740 clarifies the accounting for uncertainty in income taxes by prescribing the recognition threshold a tax position is required to meet before being recognized in the consolidated financial statements. The Company recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company has elected to classify interest and penalties related to an unrecognized tax benefits, if and when required, as part of income tax expense in the consolidated statements of operations and comprehensive loss. For the year ended December 31, 2025, there were no uncertain tax positions and the Company does not expect that the position of unrecognized tax benefits will materially change within the next twelve months.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC authorities generally have up to five years to assess underpaid tax plus penalties and interest for PRC entities’ tax filings. In case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities remain subject to examination by the tax authorities based on above.

(l)	(Loss) Earnings per share

Basic (loss) earnings per Class A and Class B ordinary share is computed by dividing net (loss) earnings attributable to VSA’s Class A and Class B ordinary shareholders by the weighted average number of Class A and Class B ordinary shares outstanding during the year using the two-class method. Under the two-class method, net (loss) earnings attributable to VSA’s Class A and Class B ordinary shareholders is allocated between Class A and Class B ordinary shares and other participating securities, if any, based on participating rights in undistributed loss.

Diluted (loss) earnings per share is calculated by dividing net (loss) earnings attributable to VSA’s Class A and Class B ordinary shareholders as adjusted for the effect of dilutive Class A and Class B ordinary share equivalents, if any, by the weighted average number of Class A and Class B ordinary and dilutive Class A and Class B ordinary share equivalents outstanding during the year. Class A and Class B ordinary share equivalents include the Class A and Class B ordinary shares issuable upon the exercise of the outstanding share options (using the treasury stock method). Potential dilutive securities are not included in the calculation of diluted (loss) earnings per Class A and Class B ordinary share if the impact is anti-dilutive. If there is a loss from continuing operations, diluted earnings per share (“EPS”) would be computed in the same manner as basic EPS is computed, even if an entity has net income after adjusting for a discontinued operation or an extraordinary item.

(m)	Fair value measurements

The Company applies the provisions of ASC Topic 820, Fair Value Measurements and Disclosures, for fair value measurements of financial assets and financial liabilities and for fair value measurements of non-financial items that are recognized or disclosed at fair value in the financial statements on a recurring and non-recurring basis. ASC Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability. ASC Topic 820 also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

ASC Topic 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to measurements involving significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

●	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

●	Level 3 inputs are unobservable inputs for the asset or liability.

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest level input that is significant to the fair value measurement in its entirety. In situations where there is little, if any, market activity for the asset or liability at the measurement date, the fair value measurement reflects management’s own judgments about the assumptions that market participants would use in pricing the asset or liability. Those judgments are developed by management based on the best information available in the circumstances.

Fair value measurements on a recurring basis

The carrying amounts of cash and cash equivalents, prepaid deposits, amounts due to related parties, accrued expenses and other current liabilities as of December 31, 2024 and 2025 approximate their fair value because of short maturity of these instruments.

Fair value measurements on a non-recurring basis

The Company measures certain financial assets, including the long-term investments at fair value on a non-recurring basis only if an impairment charge were to be recognized. The Company’s non-financial assets, such as intangible assets, would be measured at fair value only if they were determined to be impaired.

(n)	Segment information

Reportable Segments

The Company operates as a single reportable segment, which is consistent with how the Chief Operating Decision Maker (“CODM”), the Chief Executive Officer, allocates resources and assesses performance. The Company’s operations are centralized and integrated, with financial results reviewed and managed on a consolidated basis. Accordingly, management has determined that the Company has one reportable segment under ASC Topic 280, Segment Reporting.

Measure of Segment Profit or Loss

The CODM reviews financial information on a consolidated basis, using Net Income as the primary measure of segment performance to monitor budget versus actual results and decide where to allocate and invest additional resources to achieve continued growth. Net Income is defined as revenue less cost of goods sold and operating expenses, and other segment items (including interest income, interest expense, other income and other expenses), and income taxes.

Significant Segment Expense Categories Provided to the CODM

The CODM regularly receives and reviews the following expense categories, which are included in the segment’s measure of profit or loss.

(o)	Concentrations of risks

Vendor concentration risk

For the year ended December 31, 2025, two vendors accounted for over 55%, and 45% of the Company’s total cost of revenue. While for the year ended December 31, 2024, no vendors accounted for over 10% of the Company’s total cost of revenue, which were summarized below.

	December 31,
	2024	2025
Vendor A	—	55%
Vendor B	—	45%

As of December 31, 2025, the Company had no accounts payable outstanding balance, and therefore had no significant concentration of accounts payable.

(p)	Recently issued accounting standards

In May 2025, the FASB issued·ASU.2025-04, Compensation-Stoc Compensation (Topic 718) and Revenue from Contracts with Customers (Topic.606). ASU 2025-04 revises the definition of the term performance condition for share-based consideration payable to a customer to incorporate conditions that are based on the volume or monetary amount of a customer’s purchases or potential purchases. ASU 2025-04 also eliminates the policy election to account for forfeitures as they occur for awards with service conditions. ASU 2025-04 also clarifies that ASC 606 variable consideration guidance does not apply to share-based payments to customers, instead, vesting probability should be assessed solely under ASC 718, Compensation-Stock Compensation. ASU 2025-04 is effective for the Company’s annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods, with early adoption permitted. ASU 2025-04 may be applied on either a modified retrospective basis or on a retrospective basis. The Company is currently assessing the impact this standard will have on the Company’s consolidated financial statements.

In July 2025, the FASB issued ASU No. 2025-05, Financial instruments Credit Losses (“Topic 326”). This ASU provides a practical expedient that assumes that current conditions as of the balance sheet date do not change for the remaining life of the asset in developing reasonable and supportable forecasts as part of estimating expected credit losses. For public business entities, ASU 2025-05 will be effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. The guidance will be applied on a prospective basis. Early adoption is permitted in both interim and annual reporting periods in which financial statements have not yet been issued or made available for issuance.